FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - ITHAX ACQUISITION CORP. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ (2,730,750)	$ (868,875)	$ (4,720,125)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1, 2021	182,250	0	0
Initial measurement on February 1, 2021			11,422,875
Change in fair value	(74,250)		(3,029,625)
Transfers to Level 1			(8,211,000)
Fair value as of September 30, 2021	108,000		182,250
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers to Level 1			8,200,000
Public Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1, 2021		0	0
Initial measurement on February 1, 2021			11,109,000
Change in fair value			(2,898,000)
Transfers to Level 1			(8,211,000)
Private Placement Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1, 2021	182,250	$ 0	0
Initial measurement on February 1, 2021			313,875
Change in fair value	(74,250)		(131,625)
Fair value as of September 30, 2021	$ 108,000		$ 182,250